Structured Entities - Summary of Unconsolidated Structured Entities (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024
Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Asset-backed commercial paper issued	$ 1.6	$ 1.4